Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration
The audit of the company annual accounts	$ 36	$ 37	$ 30
The audit of accounts of subsidiaries of the company	15	15	11
Total audit	51	52	41
Audit-related assurance services	4	5	11
Total audit and audit-related assurance services	55	57	52
Non-audit and other assurance services	0	0	1
Services relating to BP pension plans	1	1	1
Auditor's remuneration	$ 56	$ 58	$ 54